Private Placement	9 Months Ended	11 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Private Placement [Abstract]
Private Placement

Note 5 — Private Placement

Substantially concurrently with the closing of the IPO, the Company completed the sale of 498,875 Private Placement Units at a price of $10.00 per unit including 478,875 units to the Company’s Sponsor, and 20,000 units to US Tiger for aggregate proceeds to the Company of $4,988,750. Each Private Placement Units consists of one share of Class A Common Stock, one Warrant, and one Right. The Sponsor will be permitted to transfer the Private Placement Units held by them to certain permitted transferees, including the Company’s officers and directors and other persons or entities affiliated with or related to it or them, but the transferees receiving such securities will be subject to the same agreements with respect to such securities as the founders.

The Founder Shares and Private Shares are identical to the Public Shares. However, the Company’s founders have agreed (A) to vote their Founder Shares and Private Shares in favor of any proposed Business Combination, (B) not to propose, or vote in favor of, prior to and unrelated to an initial Business Combination, an amendment to the Company’s certificate of incorporation that would affect the substance or timing of the Company’s redemption obligation to redeem all Public Shares if the Company cannot complete an initial Business Combination within the Combination Period, unless the Company provides public stockholders an opportunity to redeem their Public Shares in conjunction with any such amendment, (C) not to redeem any shares, including Founder Shares, Private Shares and

Public Shares into the right to receive cash from the Trust Account in connection with a stockholder vote to approve a proposed initial Business Combination or sell any shares to the Company in any tender offer in connection with the Company’s proposed initial Business Combination, and (D) that the Founder Shares and Private Shares shall not participate in any liquidating distribution upon winding up if a Business Combination is not consummated.

The Private Placement Units sold in the Private Placement including the underlying securities and the Working Capital Units (defined below) that may be issued upon conversion of working capital loans (including extension notes) may not, subject to certain limited exceptions, be transferred, assigned or sold by the holder until 30 days following the closing of the Business Combination, subject to certain exceptions.

Note 5 — Private Placement

Substantially concurrently with the closing of the IPO, the Company completed the sale of 498,875 Private Placement Units at a price of $10.00 per unit including 478,875 units to the Company’s Sponsor, and 20,000 units to US Tiger for aggregate proceeds to the Company of $4,988,750. Each Private Placement Units consists of one share of Class A Common Stock, one Warrant, and one Right. The Sponsor will be permitted to transfer the Private Placement Units held by them to certain permitted transferees, including the Company’s officers and directors and other persons or entities affiliated with or related to it or them, but the transferees receiving such securities will be subject to the same agreements with respect to such securities as the founders.

The Founder Shares and Private Shares are identical to the Public Shares. However, the Company’s founders have agreed (A) to vote their Founder Shares and Private Shares in favor of any proposed business combination, (B) not to propose, or vote in favor of, prior to and unrelated to an initial Business Combination, an amendment to the Company’s certificate of incorporation that would affect the substance or timing of the Company’s redemption obligation to redeem all Public Shares if the Company cannot complete an initial Business Combination within the Combination Period, unless the Company provides public stockholders an opportunity to redeem their Public Shares in conjunction with any such amendment, (C) not to redeem any shares, including Founder Shares, Private Shares and Public Shares into the right to receive cash from the Trust Account in connection with a stockholder vote to approve a proposed initial Business Combination or sell any shares to the Company in any tender offer in connection with the Company’s proposed initial Business Combination, and (D) that the Founder Shares and Private Shares shall not participate in any liquidating distribution upon winding up if a Business Combination is not consummated.

The Private Placement Units sold in the Private Placement including the underlying securities and the Working Capital Units (defined below) that may be issued upon conversion of working capital loans (including extension notes) may not, subject to certain limited exceptions, be transferred, assigned or sold by the holder until 30 days following the closing of the Business Combination, subject to certain exceptions.